Management of Financial Risk	12 Months Ended
Jan. 31, 2021
24. Management of Financial Risk

The Company’s financial instruments are exposed to certain risks as summarized below:

(a)	Credit risk

Credit risk is the risk of loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company’s cash is held through reputable financial institutions in Canada, U.S. and Liechtenstein. The carrying amount of cash represent the maximum exposure to credit risk. As at January 31, 2021, this amounted to $154,722 (January 31, 2020 - $3,303,002).

(b)	Interest rate risk

Interest rate risk is the risk that fair values of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to significant interest rate risk.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet is financial obligations as they come due. The Company manages liquidity risk through the management of its capital structure (Note 25). Accounts payable and accrued liabilities, due to related parties and other liabilities are due within the current operating period.

The table below summarizes the maturity profile of the Company’s financial liabilities at January 31, 2021 and 2020 based on contractual undiscounted payments:

	0 – 12 Months $	12 – 24 Months $
Accounts payable and accrued liabilities	4,503,217	–
Convertible debentures	500,000	–
Financial guarantee liability	182,200	–
Warrant liabilities	–	131,603

(d)	Currency risk

Currency risk is the risk of loss due to fluctuation of foreign exchange rates and the effects of these fluctuations on foreign currency denominated monetary assets and liabilities. A 5% change in exchange rates will decrease the Company’s loss by approximately $123,000. The Company does not invest in derivatives to mitigate these risks.

(e)	COVID-19

The COVID-19 pandemic has created worldwide macro-economic uncertainty and disruptions to businesses and financial markets. Many countries have been taking measures to limit the continued spread of COVID-19, including workplace closures, travel restrictions, restrictions on gatherings and closure of international borders. The pandemic and measures undertaken by countries may dramatically affect the Company’s ability to conduct its business effectively. Adverse impact to the Company may include, but is not limited to welfare and safety of personnel, ability of the Company to initiate trials for its programs, and travel and other activities essential for maintaining on-going activities. The Company cannot reasonably estimate the impact to its future results of operations, cash flows or financial conditions as there remains uncertainty surrounding the continued spread of COVID-19 and continued protective measures that must be taken. The unknown scale and duration of the pandemic have macro and micro negative effects on the financial markets and global economy which could result in an economic downturn that could affect the Company’s ability to continue raising funds needed to progress its programs and have a material adverse effect on its operations and financial results, earnings, cash flow and financial condition.